Consolidated Statements of Cash Flows - AUD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows related to operating activities
Payments to suppliers and employees (inclusive of GST)		$ (69,931,891)	$ (42,448,779)	$ (39,991,402)
Cash receipts from grant income and government incentives		4,155,360	3,762,716	3,655,807
Cash receipts from license revenue		0	0	0
Other income		46,039	199,249	82,319
Interest received		3,716,331	3,695,594	917,997
Income Tax paid		0	0	0
Payment for interest expenses		(35,545)	(30,009)	(20,541)
Net cash outflows used in operating activities		(62,049,706)	(34,821,229)	(35,355,820)
Cash flows related to investing activities
Proceeds from disposal of investments		50,523,621	0	0
Payments for plant and equipment		(45,769)	(29,215)	(82,735)
Payment for intangible		(225,414)	(903,154)	0
Acquisition of investments		(88,785,648)	(20,086,308)	0
Net cash outflows used in investing activities		(38,533,210)	(21,018,677)	(82,735)
Cash flows related to financing activities
Proceeds from issue of shares	[1]	0	100,235,538	80,082,752
Share issue transaction costs payment	[1]	(254,455)	(4,883,467)	(3,848,741)
Principal elements of lease payments	[1]	(270,666)	(226,494)	(211,974)
Advance payment from shareholders for Entitlement Offer	[1]	0	54,493	0
Net cash inflows provided by (used in) financing activities	[1]	(525,121)	95,180,070	76,022,037
Net increase/(decrease) in cash and cash equivalents		(101,108,037)	39,340,164	40,583,481
Effect of exchange rate on cash and cash equivalents		6,726,105	(967,733)	2,839,106
Cash and cash equivalents at the beginning of the year		161,790,147	123,417,716	79,995,129
Cash and cash equivalents at the end of the year		$ 67,408,215	$ 161,790,147	$ 123,417,716

[1]	Non-cash financing activities relate mainly to the following: Fair value movement of convertible notes disclosed in note 17 to the financial statements. Exercise of vested performance rights for no cash consideration disclosed in note 22 to the financial statements.